UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21036

BlackRock Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—147.8%
		Alabama—6.0%
$7,500	[2]	Huntsville Hlth. Care Auth., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.75%, 6/01/11	N/A	$8,064,900
		Birmingham Spl. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Ascension
		Hlth. Proj.,
1,135		Ser. C-2, 5.00%, 11/15/36	11/16@ 100	1,160,731
815		Ser. C-2, 5.00%, 11/15/39	11/16@ 100	831,976
				10,057,607
		Arizona—1.6%
1,408		Pima Cnty. Indl. Dev. Auth., Local or Gtd. Hsg. RB, 4.89%, 2/04/12, AMT	06/07@ 100	1,408,000
		San Luis Fac. Dev. Corp., Correctional Fac. Impvts. Misc. RB, Regl. Detention
		Ctr. Proj.,
300		6.25%, 5/01/15	05/10@ 107	302,904
300		7.00%, 5/01/20	05/10@ 107	302,940
600		7.25%, 5/01/27	05/10@ 107	609,174
				2,623,018
		California—6.6%
1,800		California GO, 5.00%, 6/01/34	12/14@ 100	1,858,608
		Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
850		Ser. B, Zero Coupon, 6/01/46	06/16@ 17.60	89,556
4,500		Ser. C, Zero Coupon, 6/01/55	06/16@ 8.9	231,210
5,750		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16@ 6.219	195,845
4,100		Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Sutter Hlth. Proj., Ser. A,
		5.25%, 11/15/46	11/16@ 100	4,281,917
2,660		Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	05/13@ 101	2,694,527
1,585		Val Verde Unified Sch. Dist. ST, 6.25%, 10/01/28	10/13@ 102	1,658,084
				11,009,747
		Colorado—0.8%
635		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15@ 100	658,470
635		Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	12/15@ 101	668,604
				1,327,074
		District of Columbia—11.3%
6,000		Econ. Impvts. TA, Gallery Place Proj., 5.40%, 7/01/31, FSA	07/12@ 100	6,335,820
595		Misc. RB, Friendship Pub. Charter Sch. Proj., 5.25%, 6/01/33, ACA	06/14@ 100	614,689
33,450	[2]	Univ. & Coll. Impvts. RB, Georgetown Univ. Proj., Ser. A, Zero Coupon, 4/01/11,
		MBIA	N/A	5,815,282
5,580		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.75%, 5/15/40	05/11@ 101	6,120,479
				18,886,270
		Florida—19.7%
1,845		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16@ 100	1,867,804
1,535		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.00%, 6/01/38	06/16@ 100	1,536,105
770		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11@ 100	779,094
6,200		Martin Cnty. Indl. Dev. Auth., Indl. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%,
		12/15/25, AMT	07/07@ 100	6,262,992
2,810		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai
		Med. Ctr. Proj., 6.75%, 11/15/21	11/14@ 100	3,149,954
10,000	[2]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist
		Hlth. Sys. Proj., 5.625%, 11/15/12	N/A	10,890,300
7,255		Palm Beach Cnty. Hsg. Fin. Auth., Multi-Fam. Hsg. RB, Indian Trace Apts. Proj., Ser.
		A, 5.625%, 1/01/44, FSA, AMT	01/12@ 100	7,387,839
980		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 7.10%, 5/01/35	05/14@ 100	1,059,782
				32,933,870
		Georgia—3.9%
		City of Atlanta,
1,250		Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15@ 100	1,295,425
5,000		Wtr. Util. Impvts. RB, 5.00%, 11/01/37, FSA	11/14@ 100	5,197,550
				6,492,975
		Illinois—18.9%
1,150	[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,182,154
		City of Chicago, Ad Valorem Ppty. Tax GO,
4,285	[2]	5.50%, 1/01/11, MBIA	N/A	4,553,798
1,540		5.50%, 1/01/38, MBIA	01/11@ 101	1,623,899
55	[2]	Ser. A, 5.50%, 1/01/11, MBIA	N/A	58,450

BlackRock Municipal Bond Trust (BBK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Illinois— (cont'd)
		Fin. Auth.,
$1,065		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/25	11/16@ 100	$1,076,119
850		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/30	11/16@ 100	856,953
420		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%,
		2/15/37	02/15@ 100	431,983
525		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14@ 100	535,358
425		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	06/14@ 100	433,313
6,000		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Lake Forest Hosp. Proj., Ser. A,
		5.75%, 7/01/29	07/12@ 100	6,353,940
		Met. Pier & Exposition Auth., Pub. Impvts. Sales Tax RB, McCormick Place Expansion
		Proj.,
10,000		Ser. A, Zero Coupon, 6/15/35, MBIA	No Opt. Call	2,755,800
10,000		Ser. A, Zero Coupon, 12/15/36, MBIA	No Opt. Call	2,564,800
10,000		Ser. A, Zero Coupon, 12/15/37, MBIA	No Opt. Call	2,442,000
2,535		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	02/16@ 100	2,472,157
23,065		Vlg. of Bolingbrook, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon,
		1/01/36, FGIC	01/12@ 23.018	4,315,923
				31,656,647
		Indiana—2.3%
1,940		Multi-Fam. Hsg., Local Hsg. RB, Canterbury House Apts. Proj., Ser. 1, 5.90%, 12/01/34,
		AMT	12/11@ 100	1,979,848
1,950		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser. A, 4.50%,
		1/01/32, AMBAC	01/16@ 100	1,912,950
				3,892,798
		Kansas—3.2%
5,000		Wichita Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Cessna Citation Svc. Ctr. Proj.,
		Ser. A, 6.25%, 6/15/32, AMT	06/12@ 101	5,325,250
		Maryland—3.3%
1,250		City of Baltimore Pub. Impvts. Tax Incr./Alloc. ST, Harborview Lot No. 2 Proj., 6.50%,
		7/01/31	07/13@ 101	1,356,500
2,955		Frederick Cnty., Pub. Impvt. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. B, 6.25%,
		7/01/30	07/07@ 102	3,017,144
1,040		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Medstar
		Hlth., Inc. Proj., 5.50%, 8/15/33	08/14@ 100	1,098,084
				5,471,728
		Massachusetts—0.9%
1,450		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16@ 100	1,506,086
		Michigan—0.7%
1,065		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A,
		5.25%, 11/15/46	11/16@ 100	1,100,731
		Mississippi—0.9%
1,605		Business Fin. Comm., Indl. Impvts. RB, Northrop Grumman Ship Sys. Proj., 4.55%,
		12/01/28	12/16@ 100	1,580,331
		Multi-State—7.1%
10,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14@ 100	11,790,135
		Nebraska—1.1%
1,760		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	02/14@ 100	1,769,891
		Nevada—2.9%
1,325		Cnty. of Clark Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	05/16@ 100	1,365,479
1,385		Las Vegas Spec. Dist. No. 809, Pub. Impvts. SA, Summerlin Area Proj., 5.65%, 6/01/23	12/07@ 103	1,431,397
2,000		Truckee Meadows Wtr. Auth., Wtr. RB, 4.875%, 7/01/34, XLCA	07/16@ 100	2,047,840
				4,844,716
		New Jersey—9.9%
		Econ. Dev. Auth.,
1,500		Econ. Impvts. RB, Cigarette Tax Proj., 5.50%, 6/15/31	06/14@ 100	1,580,640
1,500		Hlth., Hosp. & Nursing Home RB, Marcus L. Ward Home Proj., Ser. A, 5.80%,
		11/01/31	11/14@ 100	1,608,855
3,000		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	11/10@ 101	3,220,920
7,500		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,134,175

BlackRock Municipal Bond Trust (BBK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		New Jersey— (cont'd)
$915		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich
		Associates LLC Proj., Ser. B, 6.25%, 1/01/37	01/15@ 100	$966,313
				16,510,903
		New York—9.6%
455	[4]	Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch.
		Proj., Ser. A, 7.00%, 5/01/35	05/15@ 102	443,539
1,330		Env. Facs. Corp., Swr. Impvts. Misc. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	06/12@ 100	1,372,972
2,610		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Group., Inc. Proj., 5.25%,
		10/01/35	No Opt. Call	2,899,136
1,760		Met. Transp. Auth., Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12@ 100	1,818,907
		Nanuet Union Free Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
1,085		4.30%, 6/15/29, FSA	06/15@ 100	1,058,103
1,130		4.30%, 6/15/30, FSA	06/15@ 100	1,098,089
6,165		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines,
		Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16@ 101	7,417,851
				16,108,597
		North Carolina—1.8%
2,945		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35,
		AMT	08/15@ 100	3,088,186
		Ohio—2.6%
4,220		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34,
		FGIC	07/15@ 100	4,276,843
		Oklahoma—2.0%
1,355		Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, St. John Hlth. Sys. Proj., 5.00%,
		2/15/42	02/17@ 100	1,375,731
1,725		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A,
		7.75%, 6/01/35, AMT	No Opt. Call	2,020,441
				3,396,172
		Oregon—0.3%
545		Multi-Fam. Hsg., Local Hsg. RB, Pacific Tower Apts. Proj., Ser. 6, 6.05%, 11/01/34,
		AMT	12/11@ 100	557,617
		Pennsylvania—2.6%
3,870		Econ. Dev. Fing. Auth., Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A,
		6.75%, 12/01/36, AMT	06/11@ 103	4,274,415
		Puerto Rico—2.5%
1,820		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. UU, 5.00%, 7/01/21, FSA	07/17@ 100	1,941,704
		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB,
1,070		Ser. N, 5.25%, 7/01/34	No Opt. Call	1,205,740
900		Ser. N, 5.25%, 7/01/36	No Opt. Call	1,016,775
				4,164,219
		South Carolina—0.7%
1,000	[2]	Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Proj., Ser. C,
		7.00%, 8/01/13	N/A	1,160,967
		Texas—17.0%
940	[2]	Dallas Area Rapid Trans., Sales Tax RB, 5.00%, 12/01/11, AMBAC	N/A	983,090
11,690		Harris Cnty.-Houston Sports Auth., Hotel Occupancy Tax RB, Ser. G, Zero Coupon,
		11/15/41, MBIA	11/31@ 53.779	1,923,356
605		Lower Colorado River Auth., Misc. RB, Ser. A, 5.00%, 5/15/31, MBIA	05/13@ 100	624,142
430		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO,
		4.75%, 3/01/30, MBIA	03/14@ 100	434,175
2,560		Multi-Fam. Hsg., Local Hsg. RB, Copperwood Ranch Apts. Proj., Ser. 9, 5.95%,
		11/01/35, AMT	12/11@ 100	2,621,542
		Tpke. Auth., Hwy. Impvts. Tolls RB,
2,115		Ser. A, 5.00%, 8/15/42, AMBAC	08/12@ 100	2,166,416
60,000		Zero Coupon, 8/15/35, AMBAC	08/12@ 25.665	12,147,000

BlackRock Municipal Bond Trust (BBK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Texas— (cont'd)
$6,840	[2]	Tyler Cnty. Hlth. Facs. Dev., Hlth., Hosp. & Nursing Home Impvts. RB, Mother Frances
		Hosp. Proj., 6.00%, 7/01/12	N/A	$7,443,698
				28,343,419
		Washington—1.9%
905		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16@ 100	942,123
2,220		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj.,
		Ser. A, 4.625%, 10/01/34, FGIC	10/16@ 100	2,184,325
				3,126,448
		West Virginia—0.3%
520		Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety
		Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14@ 100	541,164
		Wisconsin—5.4%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
1,350		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13@ 100	1,484,932
7,000	[2]	Wheaton Franciscan Svcs. Proj., 5.75%, 2/15/12	N/A	7,600,320
				9,085,252
		Total Long-Term Investments (cost $228,177,408)		246,903,076
		SHORT-TERM INVESTMENTS—4.7%
		Texas—0.4%
700	[5]	Harris Cnty. Hlth. Facs. Dev. Corp., Hlth., Hosp. & Nursing Home Impvts. RB,
		Children's Hosp. Proj., Ser. B-1, 3.91%, 6/01/07, MBIA, FRDD	N/A	700,000
Shares
(000)
		Money Market Fund—4.3%
7,200	[6,7]	Merrill Lynch Institutional Tax Exempt Fund, 3.60%	N/A	7,200,000
		Total Short-Term Investments (cost $7,900,000)		7,900,000
		Total Investments —152.5% (cost $236,077,4088)		$254,803,076
		Other assets in excess of liabilities —1.7%		2,809,217
		Preferred shares at redemption value, including dividends payable —(54.2)%		(90,542,277)
		Net Assets Applicable to Common Shareholders —100%		$167,070,016
__________
1	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

2	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

3	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2007, the Trust held 7.8% of its net assets, with a current market value of $12,972,289, in securities restricted as to resale.

4	Illiquid security. As of May 31, 2007, the Trust held 0.3% of its net assets, with a current market value of $443,539, in these securities.

5	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of May 31, 2007.

6	Represents an investment in an affiliate.

7	Represents current yield as of May 31, 2007.

8	Cost for federal income tax purposes is $236,081,888. The net unrealized appreciation on a tax basis is $18,721,188, consisting of $19,005,931 gross unrealized appreciation and $284,743 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	RB	—	Revenue Bond
AMT	—	Subject to Alternative Minimum Tax	SA	—	Special Assessment
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FRDD	—	Floating Rate Daily Demand	TA	—	Tax Allocation
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance
GO	—	General Obligation

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007